Income/ (Loss) per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income/ (Loss) per Common Share [Abstract]
Potential common shares	9,176,000	4,830,286	14,406,286